Organization and Description of Business	12 Months Ended
Dec. 31, 2021
Organization and Description of Business
Organization and Description of Business

Note 1. Organization and Description of Business

Aziyo Biologics, Inc. (together with its consolidated subsidiaries, "Aziyo” or the “Company”) is a regenerative medicine company, with a focus on patients receiving implantable medical devices. The Company has developed a portfolio of regenerative products using both human and porcine tissue that are designed to be as close to natural biological material as possible. Aziyo’s portfolio of core products span the implantable electronic devices/cardiovascular-related market, the orthopedic/spinal repair market and the soft tissue reconstruction market (“Core Products”). These products are primarily sold to healthcare providers or commercial partners. The Company also sells human tissue products under contract manufacturing and certain other arrangements (“Non-Core Products”) with corporate customers.

Reverse Stock Split and Initial Public Offering

On September 25, 2020, the Company's Board of Directors and stockholders approved an amendment to the Company's amended and restated certificate of incorporation to effect a 1-for-13.9549 reverse stock split of the Company's common stock, which was effected on September 29, 2020. The par value of the common stock was not adjusted as a result of the reverse stock split. Accordingly, all share and share-related information presented in these consolidated financial statements and the accompanying notes has been retroactively adjusted for all periods presented to give effect to the reverse stock split.

On October 13, 2020, in connection with the Company's initial public offering ("IPO"), Aziyo issued and sold 2,941,176 shares of common stock, consisting of 2,205,882 shares of Class A common stock and 735,294 shares of Class B common stock, at a price to the public of $17.00 per share, resulting in net proceeds of approximately $43.0 million, after deducting the underwriting discount of approximately $3.5 million and offering expenses of approximately $3.5 million.